Income Taxes and Tax Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Receivable (Payable)
	As of December 31,
	2013	2012

Income tax payable	$(164,806)	$(1,068,050)
Income tax receivable	985,332	1,047,601
Total income tax receivable /(payable), net	$820,526	$(20,449)

Summary of Income Tax Expense
	For The Year Ended December 31,
	2013	2012

Current income tax	$1,360,245	$1,669,546
Deferred income tax	20,027	37,420
Total provision for income taxes	$1,380,272	$1,706,966

Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

	For The Year Ended December 31,
	2013	2012
PRC statutory tax rate	25.00%	25.00%
Effect of preferential income tax rate on loan business	-10.85%	-10.56%
Effect of income tax rate difference in other jurisdiction	1.00%	0.27%
Effect of non-deductible expenses	0.04%	0.14%
Effect of tax policy change *	-	2.25%
Effective tax rate	15.19%	17.10%

*In April 2012 Wujiang Luxiang received a notice from local tax authority, informing us that only income generated from Wujiang Luxiang’s direct loan business was qualified to enjoy a preferential income tax rate of 12.5% under the Jiangsu Document No. 132, but its taxable income arising from Wujiang’s other business such as the guarantee business was still subject to a standard tax rate of 25% for income tax. The local tax authority required Wujiang Luxiang to implement the above-mentioned policy starting with the tax filing for 2011 which was filed in April 2012, and the policy applies to all years thereafter.  The impact of the changed policy on the income tax provision on the issued financial statements of 2011 was $225,445.  However, the underpayment was comparatively minimal as it only accounted for less than 3% of net income of 2011, thus the underpayment of $225,445 was recorded in the financial statements for financial year of 2012. There was no underpayment penalty assessed.